Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)
September 30, 2024

Number of Shares		Value
Common Stocks 96.9%
Aerospace & Defense 4.6%
34,000	Axon Enterprise, Inc.	$13,586,400 *
44,700	HEICO Corp.	11,688,156
		25,274,556
Biotechnology 4.3%
24,078	Alnylam Pharmaceuticals, Inc.	6,622,172 *
35,907	BioMarin Pharmaceutical, Inc.	2,523,903 *
34,401	Exact Sciences Corp.	2,343,396 *
35,465	Natera, Inc.	4,502,282 *
36,032	Neurocrine Biosciences, Inc.	4,151,607 *
27,765	Sarepta Therapeutics, Inc.	3,467,571 *
		23,610,931
Building Products 1.2%
34,700	Builders FirstSource, Inc.	6,726,942 *
Capital Markets 11.5%
90,553	Ares Management Corp. Class A	14,111,779
45,139	Coinbase Global, Inc. Class A	8,042,416 *
27,802	Evercore, Inc. Class A	7,043,359
126,359	Jefferies Financial Group, Inc.	7,777,396
24,639	KKR & Co., Inc.	3,217,361
273,868	Robinhood Markets, Inc. Class A	6,413,988 *
96,348	TPG, Inc.	5,545,791
86,252	Tradeweb Markets, Inc. Class A	10,666,785
		62,818,875
Commercial Services & Supplies 3.0%
29,540	Cintas Corp.	6,081,695
58,000	Veralto Corp.	6,487,880
20,800	Waste Connections, Inc.	3,719,456
		16,289,031
Construction & Engineering 1.1%
19,200	Quanta Services, Inc.	5,724,480
Consumer Staples Distribution & Retail 0.9%
60,428	BJ's Wholesale Club Holdings, Inc.	4,984,102 *
Containers & Packaging 1.2%
30,500	Packaging Corp. of America	6,569,700
Diversified Consumer Services 1.2%
48,100	Bright Horizons Family Solutions, Inc.	6,740,253 *
Electrical Equipment 2.4%
14,700	Hubbell, Inc.	6,296,745
Number of Shares		Value
Electrical Equipment – cont'd
66,200	Vertiv Holdings Co. Class A	$6,586,238
		12,882,983
Electronic Equipment, Instruments & Components 1.2%
103,136	Amphenol Corp. Class A	6,720,342
Entertainment 1.6%
23,676	Spotify Technology SA	8,725,316 *
Financial Services 1.9%
36,813	Apollo Global Management, Inc.	4,598,312
89,900	Block, Inc.	6,034,987 *
		10,633,299
Ground Transportation 1.6%
43,000	Old Dominion Freight Line, Inc.	8,541,520
Health Care Equipment & Supplies 3.2%
17,972	Align Technology, Inc.	4,570,639 *
17,474	IDEXX Laboratories, Inc.	8,828,214 *
18,987	Inspire Medical Systems, Inc.	4,007,207 *
		17,406,060
Health Care Providers & Services 1.9%
47,204	Cencora, Inc.	10,624,676
Hotels, Restaurants & Leisure 6.3%
47,500	Churchill Downs, Inc.	6,422,475
23,600	DoorDash, Inc. Class A	3,368,428 *
228,500	DraftKings, Inc. Class A	8,957,200 *
30,400	Royal Caribbean Cruises Ltd.	5,391,744
26,200	Texas Roadhouse, Inc.	4,626,920
13,900	Wingstop, Inc.	5,783,512
		34,550,279
Household Durables 0.9%
12,700	TopBuild Corp.	5,166,487 *
Household Products 1.2%
63,100	Church & Dwight Co., Inc.	6,607,832
Independent Power and Renewable Electricity Producers 1.8%
82,900	Vistra Corp.	9,826,966
Industrial REITs 0.8%
73,157	First Industrial Realty Trust, Inc.	4,095,329
Life Sciences Tools & Services 2.3%
45,260	Agilent Technologies, Inc.	6,720,205
143,909	Avantor, Inc.	3,722,926 *
117,878	Stevanato Group SpA	2,357,560
		12,800,691
Machinery 0.8%
43,700	Ingersoll Rand, Inc.	4,289,592
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
Media 2.7%
135,783	Trade Desk, Inc. Class A	$14,888,606 *
Oil, Gas & Consumable Fuels 1.0%
31,657	Diamondback Energy, Inc.	5,457,667
Professional Services 1.2%
41,100	Booz Allen Hamilton Holding Corp.	6,689,436
Semiconductors & Semiconductor Equipment 3.8%
15,158	Monolithic Power Systems, Inc.	14,013,571
33,297	Onto Innovation, Inc.	6,911,125 *
20,924,696
Software 16.0%
25,325	Cadence Design Systems, Inc.	6,863,835 *
14,201	CyberArk Software Ltd.	4,141,154 *
93,106	Datadog, Inc. Class A	10,712,776 *
67,947	Descartes Systems Group, Inc.	6,995,823 *
4,042	Fair Isaac Corp.	7,855,708 *
32,518	Manhattan Associates, Inc.	9,149,915 *
53,980	MicroStrategy, Inc. Class A	9,101,028 *(a)
75,975	Nutanix, Inc. Class A	4,501,519 *
575,042	Palantir Technologies, Inc. Class A	21,391,562 *
38,901	Zscaler, Inc.	6,649,737 *
87,363,057
Specialized REITs 0.8%
23,665	Extra Space Storage, Inc.	4,264,196
Specialty Retail 4.1%
22,700	Carvana Co.	3,952,297 *
7,200	O'Reilly Automotive, Inc.	8,291,520 *
66,900	Ross Stores, Inc.	10,069,119
22,312,936
Technology Hardware, Storage & Peripherals 3.4%
73,615	NetApp, Inc.	9,092,189
184,781	Pure Storage, Inc. Class A	9,283,397 *
18,375,586
Number of Shares		Value
Textiles, Apparel & Luxury Goods 2.8%
66,000	Deckers Outdoor Corp.	$10,523,700 *
98,100	On Holding AG Class A	4,919,715 *
		15,443,415
Trading Companies & Distributors 4.2%
46,400	AerCap Holdings NV	4,395,008
8,300	United Rentals, Inc.	6,720,759
11,300	W.W. Grainger, Inc.	11,738,553
		22,854,320
Total Common Stocks (Cost $405,127,442)		530,184,157
Exchange-Traded Funds 1.0%
46,359	iShares Russell Mid-Cap Growth ETF (Cost $5,423,439)	5,437,447 (a)

Short-Term Investments 2.2%
Investment Companies 2.2%
11,812,589	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.94%(b)	11,812,589
455,050	State Street Navigator Securities Lending Government Money Market Portfolio, 5.01%(b)(c)	455,050
Total Short-Term Investments (Cost $12,267,639)		12,267,639
Total Investments 100.1% (Cost $422,818,520)		547,889,243
Liabilities Less Other Assets (0.1)%		(513,194)
Net Assets 100.0%		$547,376,049

*	Non-income producing security.
(a)
All or a portion of this security is on loan at September 30, 2024. Total value of all such securities at
September 30, 2024 amounted to $11,971,301, collateralized by cash collateral of $455,050 and non-cash
(U.S. Treasury Securities) collateral of $11,788,382 for the Fund.

(b)	Represents 7-day effective yield as of September 30, 2024.
(c)	Represents investment of cash collateral received from securities lending.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Growth Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$530,184,157	$—	$—	$530,184,157
Exchange-Traded Funds	5,437,447	—	—	5,437,447
Short-Term Investments	—	12,267,639	—	12,267,639
Total Investments	$535,621,604	$12,267,639	$—	$547,889,243

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)
September 30, 2024

Number of Shares		Value
Common Stocks 99.9%
Aerospace & Defense 3.5%
5,682	General Dynamics Corp.	$1,717,101
11,351	L3Harris Technologies, Inc.	2,700,062
		4,417,163
Air Freight & Logistics 1.8%
8,647	FedEx Corp.	2,366,511
Automobile Components 1.9%
33,384	Aptiv PLC	2,403,982 *
Banks 3.4%
151,416	Huntington Bancshares, Inc.	2,225,815
50,079	Truist Financial Corp.	2,141,879
		4,367,694
Building Products 3.7%
39,946	Fortune Brands Innovations, Inc.	3,576,365
58,410	Resideo Technologies, Inc.	1,176,378 *
		4,752,743
Chemicals 1.4%
10,155	Albemarle Corp.	961,780
8,957	Ashland, Inc.	778,990
		1,740,770
Commercial Services & Supplies 1.2%
92,481	OPENLANE, Inc.	1,561,079 *
Communications Equipment 3.5%
40,322	Ciena Corp.	2,483,432 *
4,451	Motorola Solutions, Inc.	2,001,303
		4,484,735
Construction & Engineering 2.1%
27,762	Arcosa, Inc.	2,630,727
Consumer Finance 0.7%
19,652	Bread Financial Holdings, Inc.	935,042
Consumer Staples Distribution & Retail 0.9%
17,137	Dollar Tree, Inc.	1,205,074 *
Containers & Packaging 2.2%
5,112	Avery Dennison Corp.	1,128,525
45,455	Sealed Air Corp.	1,650,017
		2,778,542
Electric Utilities 2.1%
61,248	FirstEnergy Corp.	2,716,349
Electronic Equipment, Instruments & Components 7.6%
6,441	CDW Corp.	1,457,598
19,383	Coherent Corp.	1,723,343 *
33,333	IPG Photonics Corp.	2,477,309 *
13,924	Itron, Inc.	1,487,222 *
Number of Shares		Value
Electronic Equipment, Instruments & Components – cont'd
5,991	Teledyne Technologies, Inc.	$2,622,021 *
		9,767,493
Energy Equipment & Services 1.8%
63,222	Baker Hughes Co.	2,285,475
Entertainment 1.3%
231,998	Lions Gate Entertainment Corp. Class B	1,605,426 *
Financial Services 1.4%
16,955	Global Payments, Inc.	1,736,531
Food Products 3.1%
97,769	Hain Celestial Group, Inc.	843,746 *
7,419	Lamb Weston Holdings, Inc.	480,306
62,973	TreeHouse Foods, Inc.	2,643,607 *
		3,967,659
Health Care Equipment & Supplies 4.4%
40,609	Avanos Medical, Inc.	975,834 *
26,539	Haemonetics Corp.	2,133,205 *
18,670	Zimmer Biomet Holdings, Inc.	2,015,427
27,766	Zimvie, Inc.	440,646 *
		5,565,112
Health Care Providers & Services 1.8%
4,555	McKesson Corp.	2,252,083
Hotels, Restaurants & Leisure 6.0%
22,973	Bloomin' Brands, Inc.	379,744
112,638	International Game Technology PLC	2,399,189
54,624	MGM Resorts International	2,135,252 *
48,748	Travel & Leisure Co.	2,246,308
11,348	United Parks & Resorts, Inc.	574,209 *
		7,734,702
Independent Power and Renewable Electricity Producers 4.0%
43,421	Vistra Corp.	5,147,125
Insurance 3.0%
10,864	Allstate Corp.	2,060,357
16,837	Globe Life, Inc.	1,783,207
		3,843,564
IT Services 2.4%
30,329	Kyndryl Holdings, Inc.	696,960 *
13,846	Wix.com Ltd.	2,314,636 *
		3,011,596
Life Sciences Tools & Services 0.5%
3,133	Charles River Laboratories International, Inc.	617,107 *
See Notes to Schedule of Investments

Schedule of Investments Mid Cap Intrinsic Value Portfolio^ (Unaudited)  (cont’d)
Number of Shares		Value
Machinery 1.8%
134,034	Gates Industrial Corp. PLC	$2,352,297 *
Multi-Utilities 3.7%
94,195	CenterPoint Energy, Inc.	2,771,217
33,118	Dominion Energy, Inc.	1,913,889
		4,685,106
Oil, Gas & Consumable Fuels 6.0%
35,261	Devon Energy Corp.	1,379,410
21,135	EOG Resources, Inc.	2,598,126
9,294	Phillips 66	1,221,696
53,643	Williams Cos., Inc.	2,448,803
		7,648,035
Professional Services 5.5%
189,308	Alight, Inc. Class A	1,400,879 *
21,970	Concentrix Corp.	1,125,963
368,700	Conduent, Inc.	1,485,861 *
46,688	KBR, Inc.	3,040,789
		7,053,492
Retail REITs 2.0%
35,346	Regency Centers Corp.	2,553,042
Semiconductors & Semiconductor Equipment 3.6%
12,491	Enphase Energy, Inc.	1,411,733 *
6,116	NXP Semiconductors NV	1,467,901
17,946	Skyworks Solutions, Inc.	1,772,527
		4,652,161
Software 3.4%
29,709	DocuSign, Inc.	1,844,632 *
98,195	UiPath, Inc. Class A	1,256,896 *
18,429	Zoom Video Communications, Inc. Class A	1,285,238 *
		4,386,766
Number of Shares		Value
Specialty Retail 1.3%
8,128	Best Buy Co., Inc.	$839,622
26,341	ODP Corp.	783,645 *
		1,623,267
Technology Hardware, Storage & Peripherals 4.0%
131,398	Hewlett Packard Enterprise Co.	2,688,403
48,228	Pure Storage, Inc. Class A	2,422,975 *
		5,111,378
Textiles, Apparel & Luxury Goods 0.8%
118,297	Under Armour, Inc. Class C	988,963 *
Trading Companies & Distributors 2.1%
28,226	AerCap Holdings NV	2,673,567
Total Common Stocks (Cost $97,435,031)		127,622,358

Short-Term Investments 0.0%(a)
Investment Companies 0.0%(a)
62,950	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.94%(b) (Cost $62,950)	62,950
Total Investments 99.9% (Cost $97,497,981)		127,685,308
Other Assets Less Liabilities 0.1%		71,289
Net Assets 100.0%		$127,756,597

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets of the Fund.
(b)	Represents 7-day effective yield as of September 30, 2024.
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks#	$127,622,358	$—	$—	$127,622,358
Short-Term Investments	—	62,950	—	62,950
Total Investments	$127,622,358	$62,950	$—	$127,685,308

#	The Schedule of Investments provides information on the industry or sector categorization.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)
September 30, 2024

Principal Amount		Value
Mortgage-Backed Securities 28.0%
Collateralized Mortgage Obligations 11.9%
$72,203	Angel Oak Mortgage Trust, Series 2019-6, Class A1, 2.62%, due 11/25/2059	$70,654 (a)(b)
199,726	BRAVO Residential Funding Trust, Series 2024-NQM6, Class A1, 5.41%, due 8/1/2064	200,909 (a)
Chase Home Lending Mortgage Trust
105,641	Series 2024-2, Class A6A, 6.00%, due 2/25/2055	106,517 (a)(b)
176,997	Series 2024-4, Class A6, 6.00%, due 3/25/2055	178,641 (a)(b)
127,198	COLT Mortgage Loan Trust, Series 2024-2, Class A1, 6.13%, due 4/25/2069	128,792 (a)
Connecticut Avenue Securities Trust
410,000	Series 2021-R03, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.93%, due 12/25/2041	412,935 (a)(c)
360,000	Series 2022-R01, Class 1M2, (30 day USD SOFR Average + 1.90%), 7.18%, due 12/25/2041	364,313 (a)(c)
395,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 8.78%, due 3/25/2042	415,178 (a)(c)
293,734	Series 2022-R08, Class 1M1, (30 day USD SOFR Average + 2.55%), 7.83%, due 7/25/2042	301,520 (a)(c)
43,000	Series 2022-R08, Class 1M2, (30 day USD SOFR Average + 3.60%), 8.88%, due 7/25/2042	45,412 (a)(c)
100,000	EFMT, Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	99,995 (a)(b)(d)
216,903	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	191,732 (a)(b)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
145,887	Series 2021-HQA2, Class M2, (30 day USD SOFR Average + 2.05%), 7.33%, due 12/25/2033	148,793 (a)(c)
210,000	Series 2021-DNA6, Class M2, (30 day USD SOFR Average + 1.50%), 6.78%, due 10/25/2041	211,149 (a)(c)
385,000	Series 2022-DNA2, Class M1B, (30 day USD SOFR Average + 2.40%), 7.68%, due 2/25/2042	393,862 (a)(c)
275,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 9.03%, due 2/25/2042	288,919 (a)(c)
320,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 10.53%, due 3/25/2042	346,652 (a)(c)
182,000	Series 2022-HQA3, Class M1B, (30 day USD SOFR Average + 3.55%), 8.83%, due 8/25/2042	192,038 (a)(c)
240,000	Series 2024-DNA2, Class M2, (30 day USD SOFR Average + 1.70%), 6.98%, due 5/25/2044	241,533 (a)(c)
490,527	Federal Home Loan Mortgage Corp. STACR Trust, Series 2017-DNA1, Class M2, (30 day USD SOFR Average + 3.36%), 8.64%, due 7/25/2029	507,696 (c)
Federal National Mortgage Association Connecticut Avenue Securities
203,752	Series 2021-R01, Class 1M2, (30 day USD SOFR Average + 1.55%), 6.83%, due 10/25/2041	204,615 (a)(c)
190,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 8.38%, due 3/25/2042	197,938 (a)(c)
245,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 9.91%, due 6/25/2042	264,836 (a)(c)
214,000	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 10.88%, due 7/25/2042	234,330 (a)(c)
328,948	Series 2023-R01, Class 1M1, (30 day USD SOFR Average + 2.40%), 7.66%, due 12/25/2042	337,862 (a)(c)
127,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 8.63%, due 1/25/2043	133,838 (a)(c)
156,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 6.93%, due 5/25/2044	156,583 (a)(c)
GCAT Trust
145,930	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	141,891 (a)(b)
408,211	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	341,465 (a)(b)
3	Impac Secured Assets Trust, Series 2006-3, Class A4, (1 mo. USD Term SOFR + 0.29%), 5.15%, due 11/25/2036	3 (c)(e)
JP Morgan Mortgage Trust
138,414	Series 2024-2, Class A6A, 6.00%, due 8/25/2054	139,336 (a)(b)
153,371	Series 2024-4, Class A6A, 6.00%, due 10/25/2054	154,551 (a)(b)
194,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	196,473 (a)
100,000	Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	99,941 (a)
200,000	New Residential Mortgage Loan Trust, Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	199,667 (a)
100,000	OBX Trust, Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	100,024 (a)(b)
Sequoia Mortgage Trust
76,987	Series 2024-2, Class A10, 6.00%, due 3/25/2054	77,511 (a)(b)
174,654	Series 2024-4, Class A10, 6.00%, due 5/25/2054	176,079 (a)(b)
390,718	SG Residential Mortgage Trust, Series 2021-2, Class A1, 1.74%, due 12/25/2061	330,622 (a)(b)
377,079	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	362,105 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Collateralized Mortgage Obligations – cont'd
Verus Securitization Trust
$386,111	Series 2021-3, Class A3, 1.44%, due 6/25/2066	$335,014 (a)(b)
339,272	Series 2021-6, Class A3, 1.89%, due 10/25/2066	293,439 (a)(b)
100,000	Series 2024-7, Class A1, 5.10%, due 9/25/2069	100,003 (a)(b)
100,000	Series 2024-7, Class A3, 5.40%, due 9/25/2069	99,815 (a)
9,525,181
Commercial Mortgage-Backed 8.6%
120,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 8.00%, due 8/15/2039	120,300 (a)(c)
BBCMS Mortgage Trust
5,309,646	Series 2021-C11, Class XA, 1.48%, due 9/15/2054	338,458 (b)(f)
1,020,545	Series 2022-C17, Class XA, 1.32%, due 9/15/2055	74,800 (b)(f)
235,000	BB-UBS Trust, Series 2012-SHOW, Class A, 3.43%, due 11/5/2036	234,222 (a)
Benchmark Mortgage Trust
100,000	Series 2020-IG2, Class UBRC, 3.63%, due 9/15/2048	93,344 (a)(b)
114,000	Series 2020-B17, Class C, 3.37%, due 3/15/2053	85,147 (b)
44,000	Series 2023-B40, Class C, 7.66%, due 12/15/2056	47,712 (b)
15,000	Series 2024-V5, Class C, 7.20%, due 1/10/2057	15,643 (b)
126,000	Series 2024-V8, Class B, 7.18%, due 7/15/2057	134,068 (b)
95,000	BMO Mortgage Trust, Series 2024-C8, Class C, 6.23%, due 3/15/2057	97,605 (b)
157,000	BPR Trust, Series 2022-OANA, Class D, (1 mo. USD Term SOFR + 3.70%), 8.79%, due 4/15/2037	157,196 (a)(c)
BX Commercial Mortgage Trust
205,000	Series 2021-VOLT, Class D, (1 mo. USD Term SOFR + 1.76%), 6.86%, due 9/15/2036	202,822 (a)(c)
130,162	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 7.04%, due 2/15/2039	129,348 (a)(c)
136,836	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 7.79%, due 3/15/2041	136,280 (a)(c)
BX Trust
122,000	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 7.99%, due 7/15/2029	121,695 (a)(c)
169,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 7.74%, due 2/15/2041	166,307 (a)(c)
90,000	Series 2019-OC11, Class D, 4.08%, due 12/9/2041	82,851 (a)(b)
CAMB Commercial Mortgage Trust
1,006,000	Series 2019-LIFE, Class D, (1 mo. USD Term SOFR + 2.05%), 7.14%, due 12/15/2037	1,004,742 (a)(c)
130,000	Series 2019-LIFE, Class F, (1 mo. USD Term SOFR + 2.85%), 7.94%, due 12/15/2037	128,708 (a)(c)
Citigroup Commercial Mortgage Trust
100,000	Series 2023-SMRT, Class C, 6.05%, due 10/12/2040	100,826 (a)(b)
9,357	Series 2016-P3, Class A2, 2.74%, due 4/15/2049	9,313
COMM Mortgage Trust
120,000	Series 2024-277P, Class B, 7.23%, due 8/10/2044	126,661 (a)(b)
228,527	Series 2012-CR4, Class AM, 3.25%, due 10/15/2045	201,652
CONE Trust
48,000	Series 2024-DFW1, Class A, (1 mo. USD Term SOFR + 1.64%), 6.74%, due 8/15/2041	48,000 (a)(c)
51,000	Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 8.14%, due 8/15/2041	51,000 (a)(c)
13,391,503	CSAIL Commercial Mortgage Trust, Series 2016-C5, Class XA, 1.03%, due 11/15/2048	88,625 (b)(f)
300,000	Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.67%, due 9/10/2035	291,953 (a)(b)
ELM Trust
100,000	Series 2024-ELM, Class D10, 6.85%, due 6/10/2039	102,250 (a)(b)
100,000	Series 2024-ELM, Class D15, 6.90%, due 6/10/2039	102,371 (a)(b)
100,000	Fashion Show Mall LLC, Series 2024-SHOW, Class B, 5.83%, due 10/10/2029	99,736 (a)(b)(g)
Federal Home Loan Mortgage Corp. Multiclass Certificates
2,420,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	130,130 (f)
1,500,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	89,697 (b)(f)
1,535,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	72,255 (b)(f)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Commercial Mortgage-Backed – cont'd
$37,958	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 8.13%, due 5/25/2044	$38,242 (a)(c)
75,000	FIVE Mortgage Trust, Series 2023-V1, Class C, 6.51%, due 2/10/2056	75,070 (b)
100,000	Great Wolf Trust, Series 2024-WOLF, Class D, (1 mo. USD Term SOFR + 2.89%), 7.99%, due 3/15/2039	100,094 (a)(c)
GS Mortgage Securities Trust
37,821	Series 2010-C1, Class B, 5.15%, due 8/10/2043	37,700 (a)
8,136,026	Series 2013-GC13, Class XA, 0.00%, due 7/10/2046	81 (b)(f)
64,000	Series 2016-GS2, Class C, 4.85%, due 5/10/2049	61,189 (b)
16,787,346	Series 2015-GC30, Class XA, 0.85%, due 5/10/2050	26,626 (b)(f)
135,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-OPO, Class D, 3.56%, due 1/5/2039	103,275 (a)(b)
100,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.41%, due 9/10/2039	89,451 (a)(b)
100,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 7.39%, due 5/15/2041	99,000 (a)(c)
73,853	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class B, 3.71%, due 5/15/2046	68,316 (b)
Morgan Stanley Capital I Trust
57,000	Series 2021-230P, Class B, (1 mo. USD Term SOFR + 1.56%), 6.66%, due 12/15/2038	53,580 (a)(c)
70,000	Series 2018-H4, Class C, 5.22%, due 12/15/2051	62,342 (b)
29,000	MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.25%, due 12/15/2056	31,255 (b)
One Market Plaza Trust
73,045	Series 2017-1MKT, Class A, 3.61%, due 2/10/2032	66,599 (a)
100,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	88,898 (a)
150,000	ONE Mortgage Trust, Series 2021-PARK, Class A, (1 mo. USD Term SOFR + 0.81%), 5.91%, due 3/15/2036	146,156 (a)(c)
121,000	ONNI Commerical Mortgage Trust, Series 2024-APT, Class C, 6.64%, due 7/15/2039	123,613 (a)(b)
116,000	ORL Trust, Series 2023-GLKS, Class D, (1 mo. USD Term SOFR + 4.30%), 9.40%, due 10/19/2036	116,399 (a)(c)
207,000	SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1 mo. USD Term SOFR + 1.26%), 6.36%, due 5/15/2038	197,167 (a)(c)
100,000	SHER Trust, Series 2024-DAL, Class C, (1 mo. USD Term SOFR + 2.89%), 7.99%, due 4/15/2037	98,781 (a)(c)
146,000	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, (1 mo. USD Term SOFR + 2.93%), 8.03%, due 5/15/2037	146,365 (a)(c)
118,000	Wells Fargo Commercial Mortgage Trust, Series 2024-1CHI, Class C, 6.43%, due 7/15/2035	119,089 (a)(b)
6,835,005
Federal Home Loan Mortgage Corp. 4.1%
Pass-Through Certificates
51,920	3.50%, due 5/1/2026	51,285
244,310	4.50%, due 11/1/2039	247,374
1,663,417	5.50%, due 9/1/2052 - 4/1/2053	1,685,361
1,234,087	6.00%, due 10/1/2052 - 3/1/2053	1,263,168
3,247,188
Federal National Mortgage Association 3.4%
Pass-Through Certificates
466,413	4.50%, due 5/1/2041 - 5/1/2044	470,087
958,378	5.50%, due 11/1/2052 - 5/1/2053	970,098
1,282,045	6.00%, due 11/1/2052 - 10/1/2053	1,315,337
2,755,522
Total Mortgage-Backed Securities (Cost $23,832,960)		22,362,896
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities 21.9%
$164,388	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	$151,718 (a)
160,640	Auxilior Term Funding LLC, Series 2023-1A, Class A2, 6.18%, due 12/15/2028	162,158 (a)
Avis Budget Rental Car Funding AESOP LLC
96,000	Series 2020-2A, Class B, 2.96%, due 2/20/2027	93,646 (a)
115,000	Series 2022-5A, Class C, 6.24%, due 4/20/2027	115,985 (a)
158,000	Series 2021-2A, Class B, 1.90%, due 2/20/2028	147,933 (a)
125,000	Series 2024-1A, Class C, 6.48%, due 6/20/2030	128,901 (a)
Bayview Opportunity Master Fund VII LLC
36,078	Series 2024-EDU1, Class C, (30 day USD SOFR Average + 1.80%), 7.08%, due 6/25/2047	36,078 (a)(c)
15,333	Series 2024-EDU1, Class D, (30 day USD SOFR Average + 2.75%), 8.03%, due 6/25/2047	15,506 (a)(c)
85,708	Beacon Container Finance II LLC, Series 2021-1A, Class A, 2.25%, due 10/22/2046	78,734 (a)
339,678	BOF VII AL Funding Trust I, Series 2023-CAR3, Class A2, 6.29%, due 7/26/2032	345,999 (a)
191,331	Business Jet Securities LLC, Series 2024-1A, Class A, 6.20%, due 5/15/2039	197,212 (a)
CCG Receivables Trust
110,000	Series 2024-1, Class C, 5.22%, due 3/15/2032	111,004 (a)
190,149	Series 2023-2, Class A2, 6.28%, due 4/14/2032	193,496 (a)
Compass Datacenters Issuer II LLC
145,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	146,258 (a)
100,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	102,984 (a)
116,364	Crockett Partners Equipment Co. IIA LLC, Series 2024-1C, Class A, 6.05%, due 1/20/2031	118,170 (a)
1,050,000	Crown Castle Towers LLC, 3.66%, due 5/15/2025	1,041,841 (a)
121,000	CyrusOne Data Centers Issuer I LLC, Series 2023-2A, Class A2, 5.56%, due 11/20/2048	122,468 (a)
Dell Equipment Finance Trust
21,998	Series 2023-1, Class A2, 5.65%, due 9/22/2028	22,005 (a)
100,000	Series 2023-3, Class A3, 5.93%, due 4/23/2029	101,620 (a)
165,000	Series 2024-1, Class C, 5.73%, due 3/22/2030	168,566 (a)
138,377	Elara HGV Timeshare Issuer LLC, Series 2023-A, Class A, 6.16%, due 2/25/2038	143,166 (a)
218,000	Flagship Credit Auto Trust, Series 2024-1, Class A3, 5.48%, due 10/16/2028	222,002 (a)
565,000	Fort Washington CLO Ltd., Series 2021-2A, Class A, (3 mo. USD Term SOFR + 1.48%), 6.76%, due 10/20/2034	565,218 (a)(c)
100,000	Foundation Finance Trust, Series 2024-2A, Class B, 4.93%, due 3/15/2050	100,179 (a)
Frontier Issuer LLC
221,000	Series 2023-1, Class A2, 6.60%, due 8/20/2053	227,128 (a)
64,000	Series 2024-1, Class B, 7.02%, due 6/20/2054	67,167 (a)
176,000	GLS Auto Select Receivables Trust, Series 2024-2A, Class A2, 5.58%, due 6/17/2030	178,272 (a)
Gracie Point International Funding LLC
100,000	Series 2024-1A, Class A, (90 day USD SOFR Average + 1.70%), 7.07%, due 3/1/2028	100,335 (a)(c)
100,000	Series 2024-1A, Class B, (90 day USD SOFR Average + 2.10%), 7.47%, due 3/1/2028	100,333 (a)(c)
260,000	GreenSky Home Improvement Trust, Series 2024-1, Class A4, 5.67%, due 6/25/2059	263,897 (a)
Hilton Grand Vacations Trust
52,374	Series 2022-2A, Class A, 4.30%, due 1/25/2037	52,007 (a)
52,374	Series 2022-2A, Class B, 4.74%, due 1/25/2037	52,325 (a)
106,528	Series 2024-2A, Class C, 5.99%, due 3/25/2038	109,363 (a)
101,236	Series 2024-1B, Class A, 5.75%, due 9/15/2039	102,837 (a)
73,396	Series 2024-1B, Class B, 5.99%, due 9/15/2039	74,601 (a)
42,182	Series 2024-1B, Class C, 6.62%, due 9/15/2039	42,973 (a)
221,154	Huntington Bank Auto Credit-Linked Notes, Series 2024-1, Class B1, 6.15%, due 5/20/2032	224,762 (a)
JP Morgan Mortgage Trust
139,994	Series 2023-HE2, Class A1, (30 day USD SOFR Average + 1.70%), 7.05%, due 3/25/2054	141,161 (a)(c)
75,000	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 7.45%, due 5/25/2054	75,600 (a)(c)
121,733	Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 6.85%, due 8/25/2054	122,426 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$42,000	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 7.35%, due 8/25/2054	$42,233 (a)(c)
100,148	JPMorgan Chase Bank NA, Series 2021-3, Class B, 0.76%, due 2/26/2029	98,763 (a)
196,000	Kubota Credit Owner Trust, Series 2024-1A, Class A3, 5.19%, due 7/17/2028	199,906 (a)
156,563	MetroNet Infrastructure Issuer LLC, Series 2022-1A, Class A2, 6.35%, due 10/20/2052	160,803 (a)
500,000	Milos CLO Ltd., Series 2017-1A, Class DR, (3 mo. USD Term SOFR + 3.01%), 8.29%, due 10/20/2030	501,451 (a)(c)
MVW LLC
209,480	Series 2021-2A, Class A, 1.43%, due 5/20/2039	197,698 (a)
145,195	Series 2021-2A, Class B, 1.83%, due 5/20/2039	137,437 (a)
43,568	Series 2021-1WA, Class B, 1.44%, due 1/22/2041	41,302 (a)
100,000	Series 2024-2A, Class B, 4.58%, due 3/20/2042	99,654 (a)
100,000	Series 2024-2A, Class C, 4.92%, due 3/20/2042	99,711 (a)
129,828	Series 2024-1A, Class B, 5.51%, due 2/20/2043	132,432 (a)
Navient Private Education Refi Loan Trust
238,720	Series 2021-CA, Class A, 1.06%, due 10/15/2069	215,103 (a)
377,906	Series 2021-EA, Class A, 0.97%, due 12/16/2069	334,111 (a)
287,042	Series 2021-FA, Class A, 1.11%, due 2/18/2070	255,431 (a)
204,146	Series 2024-A, Class A, 5.66%, due 10/15/2072	209,794 (a)
412,000	PFS Financing Corp., Series 2024-D, Class A, 5.34%, due 4/15/2029	422,808 (a)
565,000	Prestige Auto Receivables Trust, Series 2021-1A, Class D, 2.08%, due 2/15/2028	542,257 (a)
1,000,000	Regatta XXVIII Funding Ltd., Series 2024-2A, Class A1, (3 mo. USD Term SOFR + 1.55%), 6.83%, due 4/25/2037	1,002,521 (a)(c)
1,900,000	RR 29 Ltd., Series 2024-29RA, Class A1R, (1.39% - 3 mo. USD Term SOFR), 6.69%, due 7/15/2039	1,909,759 (a)(c)
45,000	Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45%, due 3/15/2030	45,761
63,000	SFS Auto Receivables Securitization Trust, Series 2024-1A, Class C, 5.51%, due 1/20/2032	64,702 (a)
Sierra Timeshare Receivables Funding LLC
46,188	Series 2020-2A, Class C, 3.51%, due 7/20/2037	45,515 (a)
65,320	Series 2023-2A, Class C, 7.30%, due 4/20/2040	67,224 (a)
97,572	Series 2023-3A, Class B, 6.44%, due 9/20/2040	100,998 (a)
93,995	Series 2024-2A, Class C, 5.83%, due 6/20/2041	94,505 (a)
151,714	Series 2024-1A, Class C, 5.94%, due 1/20/2043	152,788 (a)
1,237	SoFi Consumer Loan Program Trust, Series 2023-1S, Class A, 5.81%, due 5/15/2031	1,237 (a)
155,000	Sotheby's Artfi Master Trust, Series 2024-1A, Class A1, 6.43%, due 12/22/2031	157,627 (a)
263,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	267,682 (a)
132,000	Subway Funding LLC, Series 2024-1A, Class A2I, 6.03%, due 7/30/2054	136,188 (a)
Taco Bell Funding LLC
120,938	Series 2016-1A, Class A23, 4.97%, due 5/25/2046	121,111 (a)
104,145	Series 2021-1A, Class A2I, 1.95%, due 8/25/2051	97,601 (a)
185,020	TAL Advantage VII LLC, Series 2020-1A, Class A, 2.05%, due 9/20/2045	172,980 (a)
96,250	TIF Funding III LLC, Series 2024-1A, Class B, 5.58%, due 4/20/2049	97,134 (a)
Towd Point Mortgage Trust
198,276	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	200,319 (a)
181,652	Series 2024-CES2, Class A1A, 6.13%, due 2/25/2064	183,406 (a)
200,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	205,382 (a)
500,000	TRESTLES CLO III Ltd., Series 2020-3A, Class D, (3 mo. USD Term SOFR + 3.51%), 8.79%, due 1/20/2033	500,932 (a)(c)
158,186	U.S. Bank NA, Series 2023-1, Class B, 6.79%, due 8/25/2032	160,553 (a)
172,000	Westlake Automobile Receivables Trust, Series 2024-1A, Class A3, 5.44%, due 5/17/2027	173,825 (a)
1,125,000	Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3 mo. USD Term SOFR + 1.48%), 6.78%, due 10/15/2034	1,125,195 (a)(c)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Asset-Backed Securities – cont'd
$135,000	Ziply Fiber Issuer LLC, Series 2024-1A, Class B, 7.81%, due 4/20/2054	$140,415 (a)
Total Asset-Backed Securities (Cost $17,369,368)		17,484,288

Corporate Bonds 43.9%
Advertising 0.1%
90,000	Clear Channel Outdoor Holdings, Inc., 5.13%, due 8/15/2027	88,480 (a)
Aerospace & Defense 3.1%
	Boeing Co.
480,000	2.70%, due 2/1/2027	455,310
380,000	6.30%, due 5/1/2029	399,793 (a)
1,070,000	L3Harris Technologies, Inc., 5.40%, due 1/15/2027	1,098,216
400,000	RTX Corp., 4.13%, due 11/16/2028	398,994
120,000	TransDigm, Inc., 5.50%, due 11/15/2027	119,588
		2,471,901
Airlines 0.9%
160,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, due 4/20/2029	159,735 (a)
140,000	Delta Air Lines, Inc., 7.00%, due 5/1/2025	141,475 (a)
222,916	Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, due 10/20/2025	221,560 (a)
140,000	Latam Airlines Group SA, 13.38%, due 10/15/2027	154,429 (a)
		677,199
Auto Manufacturers 0.5%
	Ford Motor Credit Co. LLC
20,000	6.95%, due 6/10/2026	20,588
190,000	7.35%, due 11/4/2027	201,746
65,000	6.80%, due 5/12/2028	68,098
160,000	2.90%, due 2/10/2029	145,235
		435,667
Auto Parts & Equipment 0.2%
130,000	IHO Verwaltungs GmbH, 6.00% Cash/6.75% PIK, due 5/15/2027	127,741 (a)(h)
Banks 11.7%
	Banco Santander SA
550,000	2.75%, due 5/28/2025	541,548
1,220,000	5.15%, due 8/18/2025	1,222,955
1,085,000	Bank of America Corp., 3.38%, due 4/2/2026	1,076,329 (i)
	Barclays PLC
465,000	5.67%, due 3/12/2028	477,739 (i)
400,000	4.84%, due 9/10/2028	403,364 (i)
865,000	Citigroup, Inc., 4.54%, due 9/19/2030	866,003 (i)
1,655,000	Goldman Sachs Group, Inc., 1.95%, due 10/21/2027	1,577,734 (i)
700,000	JPMorgan Chase & Co., 2.30%, due 10/15/2025	699,144 (i)
435,000	Manufacturers & Traders Trust Co., 4.70%, due 1/27/2028	437,289
	Morgan Stanley
410,000	1.59%, due 5/4/2027	392,324 (i)
160,000	5.65%, due 4/13/2028	165,175 (i)
350,000	Truist Financial Corp., 5.90%, due 10/28/2026	354,500 (i)
1,100,000	Wells Fargo & Co., 3.91%, due 4/25/2026	1,093,029 (i)
		9,307,133
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Building Materials 0.2%
$140,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	$141,669 (a)
Chemicals 0.8%
65,000	INEOS Finance PLC, 7.50%, due 4/15/2029	67,918 (a)
Olympus Water U.S. Holding Corp.
170,000	7.13%, due 10/1/2027	173,500 (a)
75,000	9.75%, due 11/15/2028	80,044 (a)
230,000	SCIL IV LLC/SCIL USA Holdings LLC, 5.38%, due 11/1/2026	227,144 (a)
80,000	WR Grace Holdings LLC, 4.88%, due 6/15/2027	78,831 (a)
627,437
Commercial Services 0.4%
145,000	Champions Financing, Inc., 8.75%, due 2/15/2029	147,690 (a)
80,000	Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 1/15/2028	80,022 (a)
140,000	ZipRecruiter, Inc., 5.00%, due 1/15/2030	126,692 (a)
354,404
Computers 0.7%
130,000	ASGN, Inc., 4.63%, due 5/15/2028	126,264 (a)
415,000	Hewlett Packard Enterprise Co., 4.40%, due 9/25/2027	415,451
541,715
Distribution - Wholesale 0.4%
80,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	79,641 (a)
140,000	Resideo Funding, Inc., 4.00%, due 9/1/2029	131,873 (a)
75,000	Verde Purchaser LLC, 10.50%, due 11/30/2030	81,393 (a)
292,907
Diversified Financial Services 3.3%
540,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.50%, due 7/15/2025	545,517
865,000	Ally Financial, Inc., 4.75%, due 6/9/2027	864,296
425,000	American Express Co., 1.65%, due 11/4/2026	404,170
410,000	Capital One Financial Corp., 2.64%, due 3/3/2026	405,449 (i)
250,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	253,688 (a)
140,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	142,634 (a)
2,615,754
Electric 2.3%
295,000	Alpha Generation LLC, 6.75%, due 10/15/2032	299,159 (a)
90,000	Calpine Corp., 4.50%, due 2/15/2028	87,875 (a)
465,000	Dominion Energy, Inc., 2.85%, due 8/15/2026	452,678
80,000	NRG Energy, Inc., 10.25%, due 3/15/2028	90,237 (a)(i)(j)
Pacific Gas & Electric Co.
265,000	3.50%, due 6/15/2025	262,064
410,000	3.45%, due 7/1/2025	405,275
200,000	Vistra Corp., 7.00%, due 12/15/2026	204,161 (a)(i)(j)
1,801,449
Electronics 0.2%
135,000	EquipmentShare.com, Inc., 9.00%, due 5/15/2028	140,977 (a)
Engineering & Construction 0.3%
240,000	Artera Services LLC, 8.50%, due 2/15/2031	237,654 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Entertainment 1.3%
$1,010,000	Warnermedia Holdings, Inc., 6.41%, due 3/15/2026	$1,010,597
Food 0.2%
185,000	Campbell Soup Co., 5.30%, due 3/20/2026	187,626
Food Service 0.1%
115,000	TKC Holdings, Inc., 6.88%, due 5/15/2028	113,611 (a)
Healthcare - Products 0.2%
190,000	Medline Borrower LP, 5.25%, due 10/1/2029	186,425 (a)
Healthcare - Services 0.1%
120,000	CHS/Community Health Systems, Inc., 5.63%, due 3/15/2027	118,088 (a)
Holding Companies - Diversified 0.1%
85,000	Benteler International AG, 10.50%, due 5/15/2028	89,859 (a)
Insurance 0.7%
220,000	Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer, 6.75%, due 10/15/2027	219,175 (a)
280,000	AssuredPartners, Inc., 5.63%, due 1/15/2029	269,560 (a)
80,000	HUB International Ltd., 5.63%, due 12/1/2029	78,464 (a)
567,199
Internet 0.5%
410,000	Uber Technologies, Inc., 4.50%, due 8/15/2029	406,478 (a)
Leisure Time 0.3%
50,000	Lindblad Expeditions Holdings, Inc., 9.00%, due 5/15/2028	52,316 (a)
140,000	Lindblad Expeditions LLC, 6.75%, due 2/15/2027	140,953 (a)
40,000	Viking Cruises Ltd., 7.00%, due 2/15/2029	40,505 (a)
233,774
Machinery - Construction & Mining 0.2%
165,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	169,125 (a)
Machinery - Diversified 0.3%
200,000	TK Elevator Holdco GmbH, 7.63%, due 7/15/2028	201,276 (a)
Media 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp.
80,000	5.50%, due 5/1/2026	79,842 (a)
290,000	5.13%, due 5/1/2027	285,423 (a)
260,000	CSC Holdings LLC, 5.50%, due 4/15/2027	228,657 (a)
120,000	Sirius XM Radio, Inc., 4.00%, due 7/15/2028	113,213 (a)
707,135
Oil & Gas 1.8%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
100,000	7.00%, due 11/1/2026	100,093 (a)
90,000	8.25%, due 12/31/2028	92,203 (a)
187,866	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	194,911 (a)
205,000	Comstock Resources, Inc., 6.75%, due 3/1/2029	199,513 (a)
830,000	Diamondback Energy, Inc., 5.20%, due 4/18/2027	847,095
1,433,815
Oil & Gas Services 0.1%
100,000	Solaris Midstream Holdings LLC, 7.63%, due 4/1/2026	100,757 (a)
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Packaging & Containers 0.4%
$305,000	Mauser Packaging Solutions Holding Co., 7.88%, due 4/15/2027	$315,119 (a)
Pharmaceuticals 0.9%
295,000	Bayer U.S. Finance LLC, 6.13%, due 11/21/2026	304,243 (a)
410,000	CVS Health Corp., 4.30%, due 3/25/2028	408,896
		713,139
Pipelines 3.0%
174,000	Enbridge, Inc., 5.25%, due 4/5/2027	178,152
	Energy Transfer LP
35,000	5.75%, due 4/1/2025	34,948
485,000	6.05%, due 12/1/2026	502,006
	Genesis Energy LP/Genesis Energy Finance Corp.
50,000	8.00%, due 1/15/2027	51,115
150,000	8.25%, due 1/15/2029	155,319
620,000	Kinder Morgan, Inc., 5.00%, due 2/1/2029	633,247
375,000	Plains All American Pipeline LP/PAA Finance Corp., 4.65%, due 10/15/2025	374,404
280,000	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., 6.00%, due 3/1/2027	279,769 (a)
160,000	Venture Global LNG, Inc., 8.13%, due 6/1/2028	166,803 (a)
		2,375,763
Real Estate Investment Trusts 2.4%
	American Tower Corp.
405,000	1.60%, due 4/15/2026	388,038
860,000	1.45%, due 9/15/2026	814,218
216,000	American Tower Trust 1, 5.49%, due 3/15/2028	220,191 (a)
90,000	Blackstone Mortgage Trust, Inc., 3.75%, due 1/15/2027	83,619 (a)
190,000	Necessity Retail REIT, Inc./American Finance Operating Partner LP, 4.50%, due 9/30/2028	178,312 (a)
80,000	Starwood Property Trust, Inc., 3.63%, due 7/15/2026	77,250 (a)
140,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, due 2/15/2028	149,437 (a)
		1,911,065
Semiconductors 0.9%
738,000	Broadcom, Inc., 5.05%, due 7/12/2027	754,269
Software 2.3%
290,000	AthenaHealth Group, Inc., 6.50%, due 2/15/2030	278,570 (a)
80,000	Cloud Software Group, Inc., 6.50%, due 3/31/2029	79,597 (a)
	Oracle Corp.
100,000	5.80%, due 11/10/2025	101,559
1,415,000	1.65%, due 3/25/2026	1,360,174
		1,819,900
Telecommunications 2.1%
220,000	Consolidated Communications, Inc., 5.00%, due 10/1/2028	202,305 (a)
	Level 3 Financing, Inc.
180,000	10.50%, due 4/15/2029	196,209 (a)
70,000	11.00%, due 11/15/2029	77,530 (a)
690,000	T-Mobile USA, Inc., 3.75%, due 4/15/2027	681,708
400,000	Verizon Communications, Inc., 4.13%, due 3/16/2027	399,426
170,000	Zayo Group Holdings, Inc., 4.00%, due 3/1/2027	152,055 (a)
		1,709,233
Total Corporate Bonds (Cost $34,812,826)		34,986,340
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value
Loan Assignments(c) 1.4%
Aerospace & Defense 0.1%
$88,338	Peraton Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 8.70%, due 2/1/2028	$84,823
Air Transport 0.1%
67,500	American Airlines, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 10.29%, due 4/20/2028	69,328
Business Equipment & Services 0.2%
174,544	William Morris Endeavor Entertainment LLC, First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 7.71%, due 5/18/2025	174,490
Commercial Services 0.1%
89,547	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 10.40%, due 4/11/2029	83,886
Diversified Insurance 0.3%
198,504	HUB International Ltd., First Lien Term Loan B, (3 mo. USD Term SOFR + 3.00%), 8.23%, due 6/20/2030	198,186
Leisure Goods - Activities - Movies 0.1%
82,823	Carnival Corp., Term Loan B2, (1 mo. USD Term SOFR + 2.75%), 7.60%, due 8/8/2027	82,952
Life Sciences Tools & Services 0.3%
208,950	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 8.41%, due 9/27/2030	202,995
Oil & Gas 0.1%
84,575	Prairie ECI Acquiror LP, Term Loan, (1 mo. USD Term SOFR + 4.75%), 9.60%, due 8/1/2029	84,364
Retailers (except food & drug) 0.1%
87,798	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 8.12%, due 3/3/2028	83,366
Total Loan Assignments (Cost $1,065,255)		1,064,390
Number of Shares

Short-Term Investments 3.3%
Investment Companies 3.3%
2,653,264	State Street Institutional U.S. Government Money Market Fund Premier Class, 4.94%(k) (Cost $2,653,264)	2,653,264
Total Investments 98.5% (Cost $79,733,673)		78,551,178
Other Assets Less Liabilities 1.5%		1,229,264 (l)
Net Assets 100.0%		$79,780,442

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At September 30, 2024, these securities amounted to $42,114,765, which represents 52.8% of net assets of the Fund.

(b)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of
September 30, 2024.

See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
(c)	Variable or floating rate security. The interest rate shown was the current rate as of September 30, 2024 and changes periodically.
(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)
Security fair valued as of September 30, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at September 30, 2024 amounted to $3, which represents 0.0%
of net assets of the Fund.

(f)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(g)	When-issued security. Total value of all such securities at September 30, 2024 amounted to $99,736, which represents 0.1% of net assets of the Fund.
(h)	Payment-in-kind (PIK) security.
(i)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(j)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(k)	Represents 7-day effective yield as of September 30, 2024.
(l)	Includes the impact of the Fund’s open positions in derivatives at September 30, 2024.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$65,226,982	81.8%
Cayman Islands	5,858,764	7.4%
Spain	1,764,503	2.2%
United Kingdom	881,103	1.1%
Ireland	750,899	0.9%
Germany	633,260	0.8%
Mexico	194,911	0.3%
Canada	178,152	0.2%
Chile	154,429	0.2%
Bermuda	97,134	0.1%
Austria	89,859	0.1%
Luxembourg	67,918	0.1%
Short-Term Investments and Other Assets—Net	3,882,528	4.8%
	$79,780,442	100.0%
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
Derivative Instruments
Futures contracts ("futures")
At September 30, 2024, open positions in futures for the Fund were as follows:

Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	215	U.S. Treasury Note, 2 Year	$44,772,070	$80,745
Total Long Positions			$44,772,070	$80,745

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
12/2024	14	U.S. Treasury Note, 10 Year	$(1,599,938)	$2,598
12/2024	92	U.S. Treasury Note, 5 Year	(10,109,219)	4,126
12/2024	8	U.S. Treasury Note, Ultra 10 Year	(946,375)	3,609
12/2024	6	U.S. Treasury Ultra Bond	(798,562)	12,231
Total Short Positions			$(13,454,094)	$22,564
Total Futures				$103,309
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Mortgage-Backed Securities#	$—	$22,362,896	$—	$22,362,896
Asset-Backed Securities	—	17,484,288	—	17,484,288
Corporate Bonds#	—	34,986,340	—	34,986,340
Loan Assignments#	—	1,064,390	—	1,064,390
Short-Term Investments	—	2,653,264	—	2,653,264
Total Investments	$—	$78,551,178	$—	$78,551,178

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
See Notes to Schedule of Investments

Schedule of Investments Short Duration Bond Portfolio^ (Unaudited)  (cont’d)
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/2024
Investments in Securities:
Corporate Bonds(1)(2)	$112	$—	$—	$—	$—	$—	$—	$(112)	$—	$—
Total	$112	$—	$—	$—	$—	$—	$—	$(112)	$—	$—
(1) At the beginning of the period, these investments were valued in accordance with the procedures approved by the valuation designee. The Fund held no Level 3 investments at September 30, 2024.
(2) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s derivatives as of September 30, 2024:
Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$103,309	$—	$—	$103,309
Total	$103,309	$—	$—	$103,309

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)
September 30, 2024

Number of Shares		Value
Common Stocks 99.5%
Banks 3.9%
432,942	Bank of America Corp.	$17,179,139
75,221	JPMorgan Chase & Co.	15,861,100
		33,040,239
Broadline Retail 8.6%
388,618	Amazon.com, Inc.	72,411,192 *
Capital Markets 3.7%
225,779	Interactive Brokers Group, Inc. Class A	31,464,561
Communications Equipment 2.5%
54,212	Arista Networks, Inc.	20,807,650 *
Consumer Staples Distribution & Retail 1.4%
13,225	Costco Wholesale Corp.	11,724,227
Diversified Telecommunication Services 0.6%
20,841	Space Exploration Technologies Corp. Class A	2,334,192 *#(a)(b)
22,368	Space Exploration Technologies Corp. Class C	2,505,216 *#(a)(b)
		4,839,408
Electrical Equipment 0.9%
340,559	Vestas Wind Systems AS	7,519,043 *
Electronic Equipment, Instruments & Components 1.5%
34,883	Zebra Technologies Corp. Class A	12,917,873 *
Financial Services 13.3%
15	Berkshire Hathaway, Inc. Class A	10,367,700 *
90,612	Berkshire Hathaway, Inc. Class B	41,705,079 *
112,537	Fiserv, Inc.	20,217,272 *
79,821	MasterCard, Inc. Class A	39,415,610
		111,705,661
Ground Transportation 1.7%
403,513	CSX Corp.	13,933,304
Health Care Equipment & Supplies 1.4%
48,315	Becton Dickinson & Co.	11,648,746
Health Care Providers & Services 7.2%
107,613	Cencora, Inc.	24,221,534
93,210	Cigna Group	32,291,673
7,790	UnitedHealth Group, Inc.	4,554,657
		61,067,864
Hotels, Restaurants & Leisure 2.9%
764,845	Compass Group PLC	24,480,079
Household Products 2.0%
164,460	Colgate-Palmolive Co.	17,072,593
Number of Shares		Value
Insurance 3.8%
126,338	Progressive Corp.	$32,059,531
Interactive Media & Services 7.1%
361,687	Alphabet, Inc. Class A	59,985,789
IT Services 4.1%
221,964	GoDaddy, Inc. Class A	34,799,516 *
Life Sciences Tools & Services 2.0%
40,092	Danaher Corp.	11,146,378
25,721	IQVIA Holdings, Inc.	6,095,105 *
		17,241,483
Machinery 1.4%
109,864	Otis Worldwide Corp.	11,419,264
Materials 1.7%
37,016	Sherwin-Williams Co.	14,127,897
Multi-Utilities 1.2%
757,060	National Grid PLC	10,425,161
Oil, Gas & Consumable Fuels 1.2%
417,150	Coterra Energy, Inc.	9,990,742
Pharmaceuticals 1.4%
36,669	Roche Holding AG	11,724,028
Semiconductors & Semiconductor Equipment 4.6%
95,178	Applied Materials, Inc.	19,230,715
94,832	Texas Instruments, Inc.	19,589,446
		38,820,161
Software 11.1%
26,470	Intuit, Inc.	16,437,870
179,054	Microsoft Corp.	77,046,936
		93,484,806
Specialty Retail 0.8%
16,648	Home Depot, Inc.	6,745,770
Technology Hardware, Storage & Peripherals 3.0%
108,874	Apple, Inc.	25,367,642
Trading Companies & Distributors 4.5%
23,109	United Rentals, Inc.	18,712,051
18,262	W.W. Grainger, Inc.	18,970,748
		37,682,799

Total Common Stocks (Cost $387,991,620)		838,507,029
Preferred Stocks 0.5%
Diversified Telecommunication Services 0.5%
3,428	Space Exploration Technologies Corp., Series E (Cost $2,776,680)	3,839,360 *#(a)(b)
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)  (cont’d)
Principal Amount		Value

Short-Term Investments 0.0%(c)
Certificates of Deposit 0.0%(c)
$100,000	Self Help Credit Union, 0.10%, due 11/16/2024	$100,000
100,000	Self Help Federal Credit Union, 0.10%, due 12/1/2024	100,000
Total Short-Term Investments (Cost $200,000)		200,000
Total Investments 100.0% (Cost $390,968,300)		842,546,389
Other Assets Less Liabilities 0.0%(c)		151,269
Net Assets 100.0%		$842,697,658

*	Non-income producing security.
(a)	Value determined using significant unobservable inputs.
(b)
Security fair valued as of September 30, 2024 in accordance with procedures approved by the valuation designee. Total value of all such securities at September 30, 2024 amounted to $8,678,768, which represents 1.0% of net assets of the Fund.

(c)	Represents less than 0.05% of net assets of the Fund.
#  This security is subject to restrictions on resale. Total value of all such securities at September 30, 2024 amounted to $8,678,768, which represents 1.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.
Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 9/30/2024	Fair Value Percentage of Net Assets as of 9/30/2024
Space Exploration Technologies Corp. (Series E Preferred Shares)	11/7/2023	$2,776,680	$3,839,360	0.5%
Space Exploration Technologies Corp. Class A	8/18/2023	1,688,121	2,334,192	0.2%
Space Exploration Technologies Corp. Class C	8/18/2023	1,811,808	2,505,216	0.3%
Total		$6,276,609	$8,678,768	1.0%
See Notes to Schedule of Investments

Schedule of Investments Sustainable Equity Portfolio^ (Unaudited)  (cont’d)
The following is a summary, categorized by Level (see the Notes to Schedule of Investments), of inputs used to value the Fund’s investments as of September 30, 2024:
Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Common Stocks
Diversified Telecommunication Services	$—	$—	$4,839,408	$4,839,408
Other Common Stocks#	833,667,621	—	—	833,667,621
Total Common Stocks	833,667,621	—	4,839,408	838,507,029
Preferred Stocks#	—	—	3,839,360	3,839,360
Short-Term Investments	—	200,000	—	200,000
Total Investments	$833,667,621	$200,000	$8,678,768	$842,546,389

#	The Schedule of Investments provides information on the industry or sector categorization.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 1/1/2024	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales	Transfers into Level 3	Transfers out of Level 3	Balance as of 9/30/2024	Net change in unrealized appreciation/ (depreciation) from investments still held as of 9/30/2024
Investments in Securities:
Common Stocks(1)	$4,191	$—	$—	$649	$—	$—	$—	$—	$4,840	$649
Preferred Stocks(1)	3,325	—	—	514	—	—	—	—	3,839	514
Total	$7,516	$—	$—	$1,163	$—	$—	$—	$—	$8,679	$1,163

(1) Quantitative Information about Level 3 Fair Value Measurements:
Investment type	Fair value at 9/30/2024	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$4,839,408	Market Approach	Transaction Price	$112.00	$112.00	Increase
Preferred Stocks	3,839,360	Market Approach	Transaction Price	$112.00	$112.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^  A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.
See Notes to Schedule of Investments

September 30, 2024
Notes to Schedule of Investments Advisers Management Trust (Unaudited)
In accordance with Accounting Standards Codification 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of Neuberger Berman Advisers Management Trust: Mid Cap Growth Portfolio, Mid Cap Intrinsic Value Portfolio, Short Duration Bond Portfolio, and Sustainable Equity Portfolio (each individually a "Fund," and collectively, the "Funds") are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.
ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments
•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)
•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, preferred stocks and exchange-traded funds ("ETFs"), for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds’ investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Advisers Management Trust (Unaudited)  (cont’d)
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.
Certificates of deposit are valued at amortized cost (Level 2 inputs).
Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Funds' Board of Trustees designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company's or issuer's financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange is open for business. Management has approved the use of ICE Data Services ("ICE") to assist in determining the fair value of foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that a Fund could expect to receive for those securities or when foreign markets are closed and U.S. markets are open. In each of these events, ICE will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors (Level 2 inputs). In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined based on available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.

Notes to Schedule of Investments Advisers Management Trust (Unaudited) (cont'd)
Legend

Other Abbreviations:
Management	= Neuberger Berman Investment Advisers LLC
Reference Rate Benchmarks:
SOFR	= Secured Overnight Financing Rate

Currency Abbreviations:
USD	= United States Dollar
For information on the Funds' significant accounting policies, please refer to the Funds' most recent financial statements and other information.